Earning Per Share (Details 1)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Summary of common stock issuable upon exercise of options outstanding
Stock options	22,805,512	22,805,512
Total	22,805,512	22,805,512